Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

14. INCOME TAXES

Loss before income tax expense by geographic locations is as follows:

	For the years ended December 31,
	2025	2024	2023
Taiwan operations	$(142,385)	$261,503	$391,534
Non-Taiwan operations	(2,091,441)	(3,040,432)	(3,310,216)
Total	$(2,233,826)	$(2,778,929)	$(2,918,682)

The components of income tax (benefit) expense are as follows:

	For the years ended December 31,
	2025	2024	2023
Taiwan:
Current	$532,418	$307,398	$353,648
Deferred	(87,094)	72,160	(176,230)
	$445,324	$379,558	$177,418
Non-Taiwan:
Current	$5,578	$850	$(441,492)
Deferred	(1,180,809)	75,838	(486,997)
	$(1,175,231)	$76,688	$(928,489)

Total current tax expense (benefit)	$537,996	$308,248	$(87,844)
Total deferred tax (benefit) expense	(1,267,903)	147,998	(663,227)
Total income tax (benefit) expense	$(729,907)	$456,246	$(751,071)

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes.

Taiwan

FST is subject to a 23.45% combined tax rate, consisting of a statutory income tax rate of 20%, a 5% undistributed earnings tax, and the interaction of these taxes, under the laws of Taiwan.

As of December 31, 2025, the tax years ended December 31, 2019 through 2025 for FST are generally subject to examination by the Taiwan tax authorities.

United States

FST American, Inc. is subject to a federal statutory income tax rate of 21% and respective state income tax rates. The subsidiary is subject to a global intangible low-taxed income tax (“GILTI”), which is a tax on certain off-shore earnings at an effective rate of 10.5% (increasing to 13.125% for tax years beginning after December 31, 2025) with a partial offset for foreign tax credits.

The state corporate income tax rates in California, Colorado and Arizona are 8.84%, 4.40% and 4.90%, respectively.

FST America, Inc. files income tax returns in the U.S. federal jurisdiction and various state jurisdictions and is generally subject to examination by U.S. federal (or state and local) income tax authorities for three years from the filing of a tax return.

Japan

FST Japan LLC was mainly subject to Japanese national and local income taxes, inhabitant tax, and enterprise tax, which, in the aggregate, represent a statutory income tax rate of approximately 23.2% for the years ended December 31, 2025, 2024 and 2023, respectively.

FST Japan LLC is subject to taxation and files income tax returns in Japan. Tax years for the periods ended December 31, 2020 and subsequent years remain open to examination by the tax authority.

A reconciliation between the Group’s reported income tax (benefit) expense and the income tax (benefit) expense at the Taiwan statutory income tax rate of 20% for distributed earnings, where the Group’s major operations are based, is as follows:

	For the years ended December 31,
	2025	2024	2023
Loss before income tax expense	$(2,233,826)	$(2,778,929)	$(2,918,682)
Income tax benefit computed at the statutory income tax rate	(446,765)	(555,786)	(583,736)
Reconciling items:
Impact of different tax rates in other jurisdictions	(9,819)	(32,376)	(243,314)
Impact of tax rate change	-	(63,616)	-
Tax effect of other non-deductible items	267,177	392,205	24,987
Net operating loss carried forward	(313,800)	-	-
Tax effect of additional deductions	(583,379)	-	-
Tax-exempt loss (income) from long-term investments	149,776	(17,496)	93,253
Adjustment of current taxes in respect of prior year	(1,722)	(8,712)	(436,407)
Adjustment of deferred taxes in respect of prior year	7,430	(50,518)	52,646
Change in deferred tax asset valuation allowance	199,308	792,545	340,167
Others	1,887	-	1,333
Income tax (benefit) expense	$(729,907)	$456,246	$(751,071)
Effective tax rates	32.7%	(16.4)%	25.7%

As of December 31, 2025 and 2024 the significant components of the deferred tax assets and deferred tax liabilities are summarized below:

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carried forwards	$2,143,479	$2,049,940
Allowance for credit losses	443,892	285,658
Write-down of inventories	475,518	152,776
Lease liabilities	1,097,149	1,311,830
Others	97,320	77,379
Deferred tax assets	4,257,358	3,877,583
Valuation allowance	(682,322)	(1,414,090)
Deferred tax assets, net of valuation allowance	$3,575,036	$2,463,493

Deferred tax liabilities:
Right-of-use assets	935,080	1,167,759
Property, plant and equipment	392,684	439,166
Intangible assets	546,982	452,084
Others	7,488	23,592
Deferred tax liabilities	$1,882,234	$2,082,601

Deferred tax assets, net	$1,692,802	$380,892

For the years ended December 31, 2025 and 2024, the valuation allowance for deferred tax assets is as follows:

	December 31, 2025	December 31, 2024
Valuation allowance for deferred tax assets, beginning of year	1,414,090	733,726
Increases allocated to continuing operations	(731,768)	792,545
Translation adjustment	-	(112,181)
Net change in the valuation allowance	(731,768)	680,364
Valuation allowance for deferred tax assets, ending of year	$682,322	$1,414,090

As of December 31, 2025, the Group had net operating loss carry forwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiration year
US	$7,323,865	Indefinite
US	$2,426,941	2043
US	$2,278,260	2044
US	$2,435,692	2045
Japan	$5,581,852	2031-2035

Unrecognized tax benefits

The Group evaluates each tax position (and the potential application of interest and penalties) based on the technical merits, and measure the unrecognized tax benefits associated with the tax positions. As of December 31, 2025 and 2024, the Group did not have any significant unrecognized tax benefits. The Group did not incur interest and penalties related to income taxes for the years ended December 31, 2025, 2024 and 2023.